VARIABLE INTEREST ENTITIES - Classifications of Consolidated VIE Assets and Liabilities (Details) - Variable Interest Entity $ in Millions	Dec. 31, 2017 USD ($)
Variable Interest Entity [Line Items]
VIE Assets	$ 852
VIE Liabilities	846
Non-Recourse Debt
Variable Interest Entity [Line Items]
VIE Liabilities	845
Vacation Ownership Notes Receivable Securitizations
Variable Interest Entity [Line Items]
VIE Assets	852
VIE Liabilities	846
Vacation Ownership Notes Receivable Securitizations | Non-Recourse Debt
Variable Interest Entity [Line Items]
VIE Liabilities	845
Warehouse Credit Facility
Variable Interest Entity [Line Items]
VIE Assets	0
VIE Liabilities	0
Warehouse Credit Facility | Non-Recourse Debt
Variable Interest Entity [Line Items]
VIE Liabilities	0
Vacation ownership notes receivable, net of reserves
Variable Interest Entity [Line Items]
VIE Assets	814
Vacation ownership notes receivable, net of reserves | Vacation Ownership Notes Receivable Securitizations
Variable Interest Entity [Line Items]
VIE Assets	814
Vacation ownership notes receivable, net of reserves | Warehouse Credit Facility
Variable Interest Entity [Line Items]
VIE Assets	0
Interest receivable
Variable Interest Entity [Line Items]
VIE Assets	6
Interest receivable | Vacation Ownership Notes Receivable Securitizations
Variable Interest Entity [Line Items]
VIE Assets	6
Interest receivable | Warehouse Credit Facility
Variable Interest Entity [Line Items]
VIE Assets	0
Restricted cash
Variable Interest Entity [Line Items]
VIE Assets	32
Restricted cash | Vacation Ownership Notes Receivable Securitizations
Variable Interest Entity [Line Items]
VIE Assets	32
Restricted cash | Warehouse Credit Facility
Variable Interest Entity [Line Items]
VIE Assets	0
Interest payable
Variable Interest Entity [Line Items]
VIE Liabilities	1
Interest payable | Vacation Ownership Notes Receivable Securitizations
Variable Interest Entity [Line Items]
VIE Liabilities	1
Interest payable | Warehouse Credit Facility
Variable Interest Entity [Line Items]
VIE Liabilities	$ 0